Schedule II - Valuation & Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation & Qualifying Accounts
Schedule II - Valuation & Qualifying Accounts

(in millions)	Allowance for Doubtful Accounts
Balance, December 31, 2015	$13.6
Charges to expense	11.9
Write-offs, payments and other	3.3
Balance, December 31, 2016	28.8
Charges to expense	3.9
Write-offs, payments and other	2.6
Balance, December 31, 2017	35.3
Charges to expense	21.7
Write-offs, payments and other	(7.5)
Balance, December 31, 2018	$49.5